State Street Bank and Trust Company

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

March 5, 2014

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Portfolios (the “Registrant”)

Registration Nos. 33-46593/811-06578

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus and Statement of Additional Information, each dated February 28, 2014, does not differ from the prospectus contained in Post-Effective Amendment No. 34, filed electronically on February 28, 2014, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-1742 if you have any questions regarding this filing.

Sincerely,

/s/ David James
David James